UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-09067

Kirr, Marbach Partners Funds, Inc.
 (Exact name of registrant as specified in charter)

621 Washington Street
Columbus, Indiana 47201
 (Address of principal executive offices) (Zip code)

Mark D. Foster
Kirr, Marbach & Company, LLC
621 Washington Street
Columbus, Indiana 47201
 (Name and address of agent for service)

(812) 376-9444
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2017

Date of reporting period:  December 31, 2016

Item 1. Schedule of Investments.

KIRR, MARBACH PARTNERS
VALUE FUND

SCHEDULE OF INVESTMENTS
December 31, 2016 (UNAUDITED)

Number
of Shares		Value
	COMMON STOCKS - 100.0%

	Basic Materials - 6.8%
32,175	Innospec, Inc.	$2,203,987
31,697	LyondellBasell Industries NV - Class A	2,718,969
		4,922,956
	Communications - 12.5%
13,500	Alliance Data Systems Corp.	3,084,750
74,630	ARRIS International plc *	2,248,602
4,075	Liberty Broadband Corp. - Class A *	295,275
10,835	Liberty Broadband Corp. - Class C *	802,548
16,700	Liberty SiriusXM Group - Class A *	576,484
33,600	Liberty SiriusXM Group - Class C *	1,139,712
25,630	Tribune Co.	896,537
		9,043,908
	Consumer Cyclical - 16.1%
8,865	Advance Auto Parts, Inc.	1,499,249
2,885	AutoZone, Inc. *	2,278,544
27,795	Dollar Tree, Inc. *	2,145,218
101,600	Extended Stay America, Inc.	1,640,840
101,505	ILG, Inc.	1,844,346
28,905	Motorcar Parts of America, Inc. *	778,123
18,325	Visteon Corp.	1,472,230
		11,658,550
	Consumer Non Cyclical - 9.2%
56,480	Alere, Inc. *	2,201,026
8,515	Allergan plc *	1,788,235
18,545	Express Scripts Holding Co. *	1,275,710
13,515	Zimmer Biomet Holdings, Inc.	1,394,748
		6,659,719
	Energy - 0.8%
10,489	Marathon Petroleum Corp.	528,121

	Financial - 16.1%
39,925	American International Group, Inc.	2,607,502
16,265	Aon plc	1,814,035
42,590	Colliers International Group, Inc.	1,565,183
1,976	Markel Corp. *	1,787,292
47,730	Synchrony Financial	1,731,167
54,455	Voya Financial, Inc.	2,135,725
		11,640,904

Number
of Shares
		Industrial - 23.5%
52,447		Babcock & Wilcox Enterprises, Inc. *	870,096
47,355		BWX Technologies, Inc.	1,879,993
16,163		Canadian Pacific Railway Ltd.	2,307,591
33,460		EMCOR Group, Inc.	2,367,630
95,595		Gentex Corp.	1,882,266
40,915		KLX, Inc. *	1,845,676
57,630		MasTec, Inc. *	2,204,347
18,875		Orbital ATK, Inc.	1,655,904
18,858		WABCO Holdings, Inc. *	2,001,777
			17,015,280
		Technology - 15.0%
50,000		Cognizant Technology Solutions Corp. - Class A *	2,801,500
22,535		CSRA, Inc.	717,514
78,664		NCR Corp. *	3,190,612
33,950		NetScout Systems, Inc. *	1,069,425
69,190		Tessera Holding Corp.	3,058,198
			10,837,249

		TOTAL COMMON STOCKS (Cost $42,170,321)	72,306,687

		SHORT-TERM INVESTMENT - 0.3%
		Fidelity Institutional Government Portfolio - Class I, 0.40% **
196,793		(Cost $196,793)	196,793

		Total Investments (Cost $42,367,114) - 100.3%	72,503,480

		Other Assets and Liabilities, Net (0.3)%	(182,447)

		TOTAL NET ASSETS - 100.0%	$72,321,033

	*	Non-income producing security.
	**	Rate in effect as of December 31, 2016.

Summary of Fair Value Exposure

Generally accepted accounting principles ("GAAP") require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value.  Fair value inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly.  These inputs may include quoted prices for the identical instruments on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 - Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the company's own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of December 31, 2016, the Fund's investments in securities were classified as follows:

	Level 1	Level 2	Level 3	Total
Common Stocks	$72,306,687	$-	$-	$72,306,687
Short-Term Investment	196,793	-	-	196,793
Total Investments	$72,503,480	$-	$-	$72,503,480

Transfers between levels are recognized at the end of the reporting period. During the period ended December 31, 2016, the Fund recognized no transfers to/from Level 1 or Level 2. The Fund did not invest in any Level 3 investments during the period.

The cost basis of investments for federal income tax purposes at December 31, 2016 was as follows*:

Kirr, Marbach Partners Value Fund

Cost of investments	$42,367,114

Gross unrealized appreciation	31,778,570
Gross unrealized depreciation	(1,642,204)
Net unrealized appreciation	$30,136,366

*Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Kirr, Marbach Partners Funds, Inc.

By (Signature and Title)  /s/ Mark Foster
                                            Mark Foster, President

Date  February 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Mark Foster
                                             Mark Foster, President

Date  February 21, 2017

By (Signature and Title)* /s/ Mickey Kim
                                             Mickey Kim, Treasurer

Date  February 21, 2017